SCHEDULE OF ROYALTY RATES (Details)	Dec. 31, 2021
Product Liability Contingency [Line Items]
Royalty payment on net sale, reduced percentage	2.00%
Leukemia Related Products [Member]
Product Liability Contingency [Line Items]
Royalty payment on net sale, percentage	3.00%
Royalty payment on fixed sublicence income with no sublicence income on sales, percentage	20.00%
Royalty payment on fixed sublicence income with sublicence income on sales, percentage	10.00%
Other Product [Member]
Product Liability Contingency [Line Items]
Royalty payment on net sale, percentage	2.50%
Royalty payment on fixed sublicence income with no sublicence income on sales, percentage	15.00%
Royalty payment on fixed sublicence income with sublicence income on sales, percentage	7.50%